Investments (Breakdown Of Available-For-Sale Investments With Unrealized Losses) (Details) (Seed Money Funds [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Seed Money Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 0.2	$ 37.5
Less than 12 Months, Gross Unrealized Losses	0	(4.4)
12 Months or Greater, Fair Value	11.5	0
12 Months or Greater, Gross Unrealized Losses	(0.5)	0
Total, Fair Value	11.7	37.5
Total, Gross Unrealized Losses	$ (0.5)	$ (4.4)